Related party transactions and balances (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Related Party Transactions And Balances
Professional fees		$ 50,588		$ 60,000
Salaries and benefits	271,250	398,307	[1]	484,435	[2]
Share-based payments		702,000		1,212,300
Directors’ fees	120,000	140,000		145,000
Total	$ 391,250	$ 1,290,895		$ 1,901,735

[1]	As at December 31, 2023, the Company accrued cash bonuses to related parties of $112,894 that is included in trade and other payables.
[2]	As at December 31, 2022, the Company accrued cash bonuses to related parties of $104,263 that is included in trade and other payables. On September 1, 2022, the Chair agreed to forfeit $177,200 of the unpaid balance of the deferred salary and recorded as a gain on debt forgiveness on the statement of comprehensive loss. The new amount owed of $78,800 was paid on December 15, 2022.